Leases - Schedule of Supplemental Information, Operating Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	€ 3,670	€ 3,647
Weighted average remaining lease term	12 years 3 months 18 days	13 years 4 months 24 days
Weighted average discount rate	3.40%	3.40%